Federated Money Market Management
A Portfolio of Money Market Obligations Trust
EAGLE SHARES (TICKER MMMXX)

SUPPLEMENT TO SUMMARY PROSPECTUS and prospectus DATED september 30, 2013
Effective February 14, 2014:
Under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold Eagle Shares (EAG) of the Fund.
Shareholder Fees (fees paid directly from your investment)	EAG
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses	1.41%
Total Annual Fund Operating Expenses	1.61%
Fee Waivers and/or Expense Reimbursements[1]	1.21%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.40%

1	Effective February 14, 2014, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's EAG class (after the voluntary waivers and/or reimbursements) will not exceed 0.40% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) April 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$164
3 Years	$508
5 Years	$876
10 Years	$1,911
February 13, 2014
Federated Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452037 (2/14)
Federated Money Market Management
A Portfolio of Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER MMPXX)

SUPPLEMENT TO SUMMARY PROSPECTUS and prospectus DATED september 30, 2013
Effective February 14, 2014:
Under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) of the Fund.
Shareholder Fees (fees paid directly from your investment)	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses	1.16%[1]
Total Annual Fund Operating Expenses	1.36%
Fee Waivers and/or Expense Reimbursements[2]	1.21%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.15%

1	The Fund may incur or charge shareholder services/account administration fees on its IS class of up to a maximum of 0.25%. No such fees are currently incurred or charged by the IS class of the Fund. The IS class of the Fund will not incur or charge such fees until such time as approved by the Fund's Board of Trustees (the “Trustees”).
2	Effective February 14, 2014, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.15% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) April 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$138
3 Years	$431
5 Years	$745
10 Years	$1,635
February 13, 2014
Federated Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452036 (2/14)
Federated Prime Management Obligations Fund
A Portfolio of Money Market Obligations Trust

SUPPLEMENT TO Summary Prospectus and Prospectus DATED September 30, 2013
On February 13, 2014, the Board of Trustees of Money Market Obligations Trust approved the reorganization of Federated Prime Management Obligations Fund (PMOF) into Federated Money Market Management (MMM). Federated Investment Management Company (“Federated”) is the investment adviser to both PMOF and MMM. On February 13, 2014, based on the recommendation of the Fund's Adviser, the Board determined that the reorganization of the Fund was in the best interests of the Fund and its shareholders and that the interests of existing shareholders will not be diluted as a result of the reorganization. After the reorganization, shareholders of PMOF will be invested in a fund with substantially similar investment objectives and strategies that invests exclusively in the highest rated securities and has lower net expenses.
Under the terms of the proposed Agreement and Plan of Reorganization approved by the Board of Trustees of Money Market Obligations Trust, PMOF will transfer all or substantially all of its assets to MMM in exchange solely for Institutional (IS), Capital (CAP) or Service Shares (SS) of MMM. PMOF will then distribute, pro rata, to its shareholders of record, determined as of the date of the reorganization, all of the MMM shares received by PMOF in redemption of all outstanding shares of PMOF and in complete liquidation and dissolution of PMOF.
As a result of the reorganization, each shareholder of PMOF will become a shareholder of MMM and will receive shares of MMM of equal value to their shares in PMOF. It is anticipated that the reorganization will be treated as a tax-free reorganization for federal tax purposes. PMOF will distribute any undistributed income and realized capital gains accumulated prior to the reorganization to its shareholders. These distributions, if any, will be taxable.
Prior to the reorganization, which is expected to occur at the close of business on or about June 6, 2014, Federated intends to purchase only the highest rated securities, or their equivalents to align the portfolio with MMM and to facilitate the liquidation of PMOF. PMOF may incur expenses associated with these transactions, which are not anticipated to be significant. PMOF may stop accepting new investments, and purchasing portfolio securities, at some time prior to the reorganization date in order to facilitate the transfer of its portfolio securities to MMM as part of the reorganization.
Shareholder approval is not required to effect the reorganization, but shareholders will receive a Prospectus/Information Statement which describes in detail MMM and the terms of the reorganization.
February 13, 2014

Prime Management Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452035 (2/14)